RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
China National Offshore Oil Corporation Group [member]
Disclosure of transactions between related parties [line items]
Schedule of provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group

	2015	2016	2017

Provision of exploration and support services	7,457	4,357	5,912
- Inclusive of amounts capitalized under property, plant and equipment	4,158	2,364	3,392
Provision of oil and gas development and support services	22,733	14,214	16,317
Provision of oil and gas production and support services (note a)	8,384	7,250	8,894
Provision of marketing, management and ancillary services (note b)	954	994	1,450
FPSO vessel leases (note c)	1,770	1,551	1,383

	41,298	28,366	33,956

Schedule of sales of petroleum and natural gas products by the Group to the CNOOC Group

	2015	2016	2017

Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	105,401	88,682	109,518
Long term sales of natural gas and liquefied natural gas (note e)	10,557	8,663	9,837

	115,958	97,345	119,355

Schedule of a summary of significant related party transactions and the balances arising from related party transactions

	2016	2017

Amount due to CNOOC
- included in other payables and accrued liabilities	215	193
Amount due to other related parties
- included in trade and accrued payables	15,091	16,651
	15,306	16,844

Borrowings from CNOOC (note g)	4,811	4,532
Amounts due from other related parties
– included in trade receivables	13,090	12,401
– included in other current assets	173	513
	13,263	12,914

CNOOC Finance Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Schedule of interest income received by the Group

	2015	2016	2017

Interest income from deposits in CNOOC Finance	629	564	360

Schedule of deposits balances made by the Group

	2016	2017

Deposits in CNOOC Finance	19,437	19,465

A joint venture [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions

	2016	2017

Amount due from a joint venture
– included in other current assets	135	126

State-owned enterprises [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions
	2016	2017

Cash and cash equivalents	6,612	3,824
Time deposits with maturity over three months	108	13
Specified dismantlement fund accounts (note 18)	6,088	7,555
	12,808	11,392

China United Coalbed Methane Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions
	2016	2017

Accumulated investment	1,647	1,940